Property and Equipment, Net - Schedule of Property and Equipment, Net (Details) - USD ($)	Mar. 31, 2026	Mar. 31, 2025
Schedule of Property and Equipment, Net [Abstract]
Computer equipment	$ 19,077	$ 19,213
Furniture and office equipment	1,021	1,028
Leasehold improvements	314,834	212,059
Less: accumulated depreciation	(174,475)	(67,453)
Total property and equipment, net	$ 160,457	$ 164,847